Income Taxes (Tables)	12 Months Ended
Mar. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Federal Income Tax
	March 31, 2016	March 31, 2015
Federal income tax benefit attributable to:
Current operations	$601,276	$1,405,416
Less: valuation allowance	(601,276)	(1,405,416)
Net provision for Federal income taxes	$—	$—

Schedule of Deferred Tax Asset
	March 31, 2016	March 31, 2015
Deferred tax asset attributable to:
Net operating loss carryover	$3,129,170	$2,454,951
Less: valuation allowance	(3,129,170)	(2,454,951)
Net deferred tax asset	$—	$—